Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Plans with ABO in excess of plan assets:
PBO	¥ 36,587	¥ 31,788
ABO	36,587	31,788
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	36,587	31,788
ABO	36,587	31,788
Fair value of plan assets